Contingent liabilities and financial commitments (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Commitments And Contingencies [Abstract]
Summary of Cases

Case Type	Notes	Case Numbers as at 31 December 2022 (note 31(a))	Case Numbers as at 31 December 2021 (note 31(a))	Change in Number Increase/(decrease)
U.S. tobacco-related actions
Medical reimbursement cases	31(b)	2	2	No change
Class actions	31(c)	20	20	No change
Individual smoking and health cases	31(d)	206	222	(16)
Engle Progeny Cases	31(e)	665	1,071	(406)
Broin II Cases	31(f)	1,183	1,200	(17)
Filter Cases	31(g)	46	46	No change
State Settlement Agreements – Enforcement and Validity	31(h)	1	2	(1)
Non-U.S. tobacco-related actions
Medical reimbursement cases		18	19	(1)
Class actions	31(i)	12	12	No change
Individual smoking and health cases	31(j)	51	68	(17)
Trials/verdicts/judgments of individual Engle progeny cases from 1 January 2020 through 31 December 2022:

Total number of trials	31
Number of trials resulting in plaintiffs’ verdicts	16 **
Total damages awarded in final judgments against RJRT	US$92,934,000 (approximately £77 million)
Amount of overall damages comprising ‘compensatory damages’ (approximately)	US$57,869,000 (of overall US$92,934,000 ) (approximately £48 million of £77 million)
Amount of overall damages comprising ‘punitive damages’ (approximately)	US$35,065,000 (of overall US$92,934,000) (approximately £29 million of £77 million)
Note:
**    Of the 16 trials resulting in plaintiffs’ verdicts 1 January 2020 to 31 December 2022 (note 31(k)):

Number of adverse judgments appealed by RJRT (note 31(l))	12
Number of adverse judgments, in which RJRT still has time to file an appeal	2
Number of adverse judgments in which an appeal was not, and can no longer be, sought	2
Appeals of individual Engle progeny cases 1 January 2020 to 31 December 2022:
Number of adverse judgments appealed by RJRT (note 31(m))	13
(Note 31(k)) The 31 trials include two cases that were tried twice (Yount v. R.J. Reynolds Tobacco Co. and Rutkowski v. R. J. Reynolds Tobacco Co.). In each case, the first trial resulted in mistrial, while the second resulted in a verdict for plaintiff. The 31 cases also include one trial that resulted in a plaintiff verdict, but a new trial was ordered (Leidinger v. R. J. Reynolds Tobacco Co.).
(Note 31(l)) Of the 12 adverse verdicts appealed by RJRT as a result of judgments arising in the period 1 January 2020 to 31 December 2022:
a.eight appeals remain undecided in the District Courts of Appeal;
b.two appeals were decided and/or closed in the District Court of Appeals;
c.one judgment was affirmed and paid; and
d.there was one appeal in which the case was resolved and appeal dismissed.
(Note 31(m)) In addition to the 12 cases discussed in note 31(l), RJRT appealed one additional case during the 1 January 2020 to 31 December 2022 period, the original plaintiff verdict of which was returned in November 2019.

Case Type	U.S. Case Numbers 31 December 2022	U.S. Case Numbers 31 December 2021	Change in Number Increase / (Decrease)
Individual Smoking and Health Cases (note 31(n))	206	222	(16)
Engle Progeny Cases (Number of Plaintiffs) (note 31(o))	665 (838)	1,071 (1,304)	(406) (466)
Broin II Cases (note 31(p))	1,183	1,200	(17)
Filter Cases (note 31(q))	46	46	No change

Operating Subsidiaries' Expenses and Payments under State Settlement Agreements	Reynolds American’s operating subsidiaries’ expenses and payments under the State Settlement Agreements for 2019, 2020, 2021 and 2022 and the projected expenses and payments for 2023 and onwards are set forth below (in millions of U.S. dollars)*:

	2019	2020	2021	2022	2023	2024 and thereafter
Settlement expenses	$2,762	$3,572	$3,420	$2,951
Settlement cash payments	$2,918	$2,848	$3,744	$3,129
Projected settlement expenses					>$2,800	>$2,800
Projected settlement cash payments					>$3,000	>$2,800
Note:
*    Subject to adjustments for changes in sales volume, inflation, operating profit and other factors. Payments are allocated among the companies on the basis of relative market share or other methods.

Closed Litigation Matters Explanatory	The following matters on which the Company reported in the contingent liabilities and financial commitments note 31 to the Company’s 2021 financial statements have been dismissed, concluded or resolved as noted below:

Matter	Jurisdiction	Companies named as Defendants	Description	Disposition
Minnesota State Settlement Agreement	U.S.	RJRT	State Settlement Agreements - Enforcement and Validity	Settled
Texas State Settlement Agreement	U.S.	RJRT	State Settlement Agreements - Enforcement and Validity	Settled
Fuma International LLC patent litigation	U.S.	RJR Vapor	Vuse patent infringement claims	Resolved
Reynolds American dissenters' litigation	U.S.	Reynolds American Inc.	Shareholder Litigation	Final judgment of North Carolina Supreme Court (upholding Reynolds American's proposed valuation)
Rentko / Smoltino asbestos litigation	U.S.	Reynolds American, RJRT, the Company, BATUS Holdings, Inc., and British American Tobacco (Brands) Inc.	Personal Injury	Voluntary dismissal by plaintiffs
Gilbride asbestos litigation	U.S.	RJRT	Personal Injury	Voluntary dismissal by plaintiffs
Argentina Tort Law Association medical reimbursement matter	Argentina	Nobleza	Medical reimbursement	Court judgment of dismissal

Schedule of Total Future Minimum Lease Payment under Non-cancellable Operating Leases
The total future minimum payments under non-cancellable service contracts based on when payments fall due:

	2022 £m	2021 £m
Service contracts
Within one year	45	41
Between one and five years	66	81
Beyond five years	—	5
	111	127